Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Convertable and Promissory Notes Payable – Related Party Officer and his Affiliates [Abstract]
Schedule of Related Party Officer and His Affiliates Convertible Notes	The outstanding balance of convertible and other notes issued to the Company’s chief executive officer and his affiliates consisted of the following at June 30, 2023 and September 30, 2022:
	June 30, 2023	September 30, 2022
Principal	$5,930,804	$13,537
Premiums	1,220,986	-
Short term	$7,151,790	$13,527
The related party officer and his affiliates convertible and other notes balance consisted of the following at September 30, 2022 and September 30, 2021:
	September 30, 2022	September 30, 2021
Principal	$13,537	$-
Long term	$13,527	$-